SHARE-BASED COMPENSATION - Plans (Details) - shares				1 Months Ended	12 Months Ended
	Jul. 17, 2023	Apr. 18, 2022	Mar. 01, 2021	Apr. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 23, 2020	Dec. 17, 2019
SHARE-BASED COMPENSATION
Vesting period (in years)					3 years
Expiration period (in years)					10 years
Non-employees
SHARE-BASED COMPENSATION
Number of shares granted to non-employees			41,736
Share options
SHARE-BASED COMPENSATION
Number of shares granted to non-employees					1,015,000	1,698,667	41,736
Issued shares					35,031
2019 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued pursuant to all awards granted									1,960,080
2020 Plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued pursuant to all awards granted								4,165,310
2022 performance incentive plan
SHARE-BASED COMPENSATION
Maximum aggregate number of shares that may be issued pursuant to all awards granted				1,748,667
Initial aggregate amount of ordinary shares that may be issued	1,152,615
Automatic increase in authorized shares as percent of outstanding on December 31 of the immediately preceding calendar year	4.00%			4.00%
Increase in authorized shares	995,956
2022 performance incentive plan | Management team, employees, and the independent directors
SHARE-BASED COMPENSATION
Shares granted to the management team, employees, and the independent directors		1,698,667